State Street Institutional US Government Money Market Fund Performance Management - Class G [Member] - State Street Institutional US Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund's returns for Class G shares from year-to-year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.statestreet.com/im.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund's returns for Class G shares from year-to-year.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	ReturnsQuarter/YearHighest Quarterly Return1.35%Q4 2023Lowest Quarterly Return0.01%Q4 2021
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/25)
Performance Table Narrative	To obtain the Fund's current yield, please call (877) 521-4083.
Money Market Seven Day Yield Phone	(877) 521-4083
Performance Availability Website Address [Text]	www.statestreet.com/im
Performance Availability Phone [Text]	(877) 521-4083
Class G
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	1.35%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Dec. 31, 2021